SCHEDULE OF TRANSACTION PRICE ALLOCATED TO REMAINING UNSATISFIED PERFORMANCE OBLIGATIONS (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule Of Contract Liabilities
Unsatisfied and partially unsatisfied performance obligations
- Within one year	73,339	94,307	981,651	1,307,594
- More than one year			$ 8,247	$ 238,124